Transactions with Related Parties - Summary of Amounts Charged By The Company's Related Parties (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Management fees [Member]
Related Party Transaction [Line Items]
Related party	$ 1,036,200	$ 805,640
Brokerage commissions [Member]
Related Party Transaction [Line Items]
Related party	834,616	1,102,384
Superintendent fees [Member]
Related Party Transaction [Line Items]
Related party	12,500	9,500
Crew management fees [Member]
Related Party Transaction [Line Items]
Related party	195,000	150,000
Executive compensation [Member]
Related Party Transaction [Line Items]
General and administrative expenses	215,709	206,680
Commissions – vessels purchased [Member]
Related Party Transaction [Line Items]
Related party	1,523,500	710,000
Commissions – vessel sold
Related Party Transaction [Line Items]
Related party	0	420,000
Rental expense [Member]
Related Party Transaction [Line Items]
General and administrative expenses	$ 40,532	$ 38,738